Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,599,639	$ 3,023,530
Less: accumulated depreciation	(984,827)	(734,927)
Construction in progress	561,140	798,690
Property, plant and equipment, net	2,175,952	3,087,293
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	664,687	799,628
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,894,498	2,184,660
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,124	32,057
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,330	$ 7,185